Income Taxes - Summary of Deferred Income Tax from Tax Loss Carryforwards (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Tax Loss Carryforwards [Abstract]
Tax loss carryforwards	$ 1,308,497	$ 1,189,051	$ 1,340,729
Unrecognized tax loss carryforwards	$ (1,308,497)	(1,168,702)	(1,021,106)
Recognized tax loss carryforwards		$ 20,349	$ 319,623